Notes payable (Details)						9 Months Ended		12 Months Ended
	Jun. 04, 2025 USD ($) $ / shares	May 15, 2025 USD ($)	May 15, 2025 AUD ($)	Feb. 23, 2025 USD ($)	Feb. 23, 2025 AUD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 AUD ($)	Dec. 31, 2024 USD ($)
Notes payable (Details) [Line Items]
Notes payable balance						$ 1,975,305		$ 619,029
Issued note payable						39,260	$ 59,307
Accrued interest total outstanding balance amount						674,756	1,019,307
Tax rebate received refund						$ 1,149,747	1,564,069
Total loan payable including interest (in Dollars)							1,311,067
Remaining notes payable (in Dollars)							253,002
Obtained loan from primary custodian	$ 1,000,000
Bitcoin units held as collateral (in Dollars per share) | $ / shares	$ 14.87584					$ 1,697,009
Restricted bitcoin units, per share (in Dollars per share) | $ / shares	$ 14.87584
Loan carries an annual interest rate payable monthly	9.00%
Collateralization level was set percentage	150.00%
Margin call threshold percentage	140.00%
Corresponding to a bitcoin price amount	$ 94,000
Notes payable origination fee incurred	$ 5,000
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Issued note payable				$ 466,506	$ 710,000
Interest rate				17.00%	17.00%			17.00%
Accrued interest						$ 27,950	42,538
Accrued interest total outstanding balance amount						494,455	752,538
RH Capital [Member]
Notes payable (Details) [Line Items]
Issued note payable		$ 635,496	$ 960,000					$ 500,000
Interest rate		16.00%	16.00%
Outstanding balance						368,981	$ 558,528
Accrued interest								$ 318,480
Prismic [Member]
Notes payable (Details) [Line Items]
Notes payable balance						$ 300,549